Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	21,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016